Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Premises and equipment
(In thousands)	Useful life in years	2019	2018
Premises and equipment:
Land		$114,481	$120,519
Buildings	10-50	535,602	515,985
Equipment	2-10	362,543	336,722
Leasehold improvements	3-10	92,923	84,244
		991,068	936,951
Less - Accumulated depreciation and amortization		561,742	533,930
Subtotal		429,326	403,021
Construction in progress		12,843	32,334
Premises and equipment, net		$556,650	$555,874
Other premises and equipment:
Buildings under capital leases	7-20	$-	$28,264
Less - Accumulated amortization		-	14,330
Other premises and equipment, net		$-	$13,934
Total premises and equipment, net		$556,650	$569,808